FINANCIAL EXPENSES, NET (Tables)	6 Months Ended
Jun. 30, 2015
FINANCIAL EXPENSES, NET [Abstract]
Schedule of Financial Income (Expenses)
	Six months ended June 30,
	2015	2014

	Unaudited
Financial income:
Revaluation of liabilities presented at fair value	$-	$(253)
Hedging	(82)	(1)
Exchange rate differences and other	(42)	(33)

	(124)	(287)
Financial expenses:
Revaluation of liabilities presented at fair value	59	-
Exchange rate differences and other	170	135
Accretion of contingent consideration	130	341

	359	476

	$235	$189